Offerings - Offering: 1	Dec. 19, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares deliverable pursuant to awards granted under the Stantec Employee Stock Purchase Plan
Amount Registered | shares	3,104,818
Proposed Maximum Offering Price per Unit	80.52
Maximum Aggregate Offering Price	$ 249,999,945
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275
Offering Note
(1)
Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) also covers an indeterminate number of additional common shares, no par value (the “Common Shares”), of the Registrant, Stantec Inc., that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Common Shares.

The proposed maximum offering price per unit and maximum aggregate offering price are estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the New York Stock Exchange on December 18, 2024, which was US$80.52 per share.